BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF FINITE LONG-LIVED INTANGIBLE ASSETS ESTIMATED USEFUL LIFE

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

SCHEDULE OF EARNINGS PER SHARE ANTI DILUTIVE

	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2023	2022
Series B preferred stock	147,013,500	-
Series C preferred stock	7,010,000	-
Restricted stock awards	5,005,000	-
Warrants	108,734	-
Convertible notes	127,031,864	-
Total common stock equivalents	286,169,098	-

Continuing Operations [Member]
SUMMARY OF DISAGGREGATION OF REVENUE

The following is a summary of revenue disaggregated by type for the six and three months ended June 30, 2023 and 2022:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Product sales	$184,175	$-	$184,139	$-
Waste collection and disposal	2,777,397	1,569,853	1,643,106	919,738
Total revenue	$2,961,572	$1,569,853	$1,827,245	$919,738